Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill And Intangible Assets [Abstract]
Summary of Changes in Carrying Value of Goodwill and Intangible Assets	The following tables present the changes in carrying value of goodwill and intangible assets.

For the year ended December 31, 2025	Balance, January 1, 2025	Net additions/ (disposals)(1),(3)	Amortization expense	Effect of changes in foreign exchange rates	Balance, December 31, 2025
Goodwill	$6,275	$739	$ n/a	$(137)	$6,877
Indefinite life intangible assets
Brand	866	21	n/a	(43)	844
Fund management contracts and other(4)	1,258	175	n/a	(34)	1,399
	2,124	196	n/a	(77)	2,243
Finite life intangible assets(5)
Distribution networks	840	59	(69)	(38)	792
Customer relationships	542	280	(34)	(14)	774
Software	1,212	385	(254)	(32)	1,311
Fund management contracts and other	59	277	(7)	(2)	327
	2,653	1,001	(364)	(86)	3,204
Total intangible assets	4,777	1,197	(364)	(163)	5,447
Total goodwill and intangible assets	$11,052	$1,936	$(364)	$(300)	$12,324

For the year ended December 31, 2024	Balance, January 1, 2024	Net additions/ (disposals)(2)	Amortization expense	Effect of changes in foreign exchange rates	Balance, December 31, 2024
Goodwill	$5,919	$150	$ n/a	$206	$6,275
Indefinite life intangible assets
Brand	791	3	n/a	72	866
Fund management contracts and other(4)	1,034	156	n/a	68	1,258
	1,825	159	n/a	140	2,124
Finite life intangible assets(5)
Distribution networks	834	13	(56)	49	840
Customer relationships	582	-	(52)	12	542
Software	1,102	329	(257)	38	1,212
Fund management contracts and other	48	7	(9)	13	59
	2,566	349	(374)	112	2,653
Total intangible assets	4,391	508	(374)	252	4,777
Total goodwill and intangible assets	$10,310	$658	$(374)	$458	$11,052
(1)In November 2025, the Company completed the acquisition of a 75% interest in Comvest Credit Partners. Goodwill, brand, indefinite life fund management contracts, finite lived customer relationships and finite life fund management contracts and other of $739, $21, $144, $280 and $290, respectively, were recognized. Refer to note 24.
(2)In April 2024, the Company acquired control of CQS Management Limited, the London-based alternative credit investment manager, through purchase of 100% of its shares outstanding. The transaction included cash consideration of $334 and contingent consideration of $8. Goodwill, brand, indefinite lived and definite lived management contracts of $150, $3, $153 and $7 were recognized.
(3)In August 2025, the Company acquired $15 of insurance licenses to operate across multiple U.S. states.
(4)Fund management contracts are primarily allocated to Canada WAM and U.S. WAM CGUs with carrying values of $273 (2024 – $273) and $545 (2024 – $421), respectively.
(5)Gross carrying amount of finite life intangible assets was $3,703 for software, $1,611 for distribution networks, $1,417 for customer relationships and $434 for fund management contracts and other (2024 – $3,408, $1,617, $1,156 and $156), respectively.

Summary of Impairment Testing of Goodwill	The following tables present the carrying value of goodwill by CGU or group of CGUs.

For the year ended December 31, 2025	Balance, January 1, 2025	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31, 2025	Test method
CGU or group of CGUs
Asia
Asia Insurance (excluding Japan)	$170	$-	$(4)	$166	FVLCS
Japan Insurance	321	-	(14)	307	VIU
Canada Insurance	1,966	-	(5)	1,961	FVLCS
U.S. Insurance	382	-	(18)	364	FVLCS
Global Wealth and Asset Management
Asia WAM	479	-	(23)	456	FVLCS, VIU
Canada WAM	1,436	-	-	1,436	VIU
U.S. WAM	1,521	739	(73)	2,187	VIU
Total	$6,275	$739	$(137)	$6,877

For the year ended December 31, 2024	Balance, January 1, 2024	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31, 2024	Test method
CGU or group of CGUs
Asia
Asia Insurance (excluding Japan)	$159	$-	$11	$170	FVLCS
Japan Insurance	328	-	(7)	321	VIU
Canada Insurance	1,958	-	8	1,966	VIU
U.S. Insurance	350	-	32	382	VIU
Global Wealth and Asset Management
Asia WAM	438	-	41	479	FVLCS, VIU
Canada WAM	1,436	-	-	1,436	VIU
U.S. WAM	1,250	150	121	1,521	VIU
Total	$5,919	$150	$206	$6,275